NATURE OF BUSINESS - Income Statement Impact (Details) - USD ($) $ in Thousands		12 Months Ended
	Oct. 14, 2021	Dec. 31, 2022	Dec. 31, 2021
Disclosure of detailed information about business combination [line items]
Gain arising on asset exchange - Gross of tax		$ 0	$ 135,531
Income tax expense		$ (11,833)	$ 20,053
Asset Exchange with Nevada Gold Mines LLC
Disclosure of detailed information about business combination [line items]
Gain arising on asset exchange - Gross of tax	$ 135,531
Income tax expense	28,829
Gain on asset exchange	$ 106,702